UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-08476

The Gabelli Multimedia Trust Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Multimedia Trust Inc.

First Quarter Report — March 31, 2013

Portfolio Management Team

To Our Shareholders,

For the quarter ended March 31, 2013, the net asset value (“NAV”) total return of The Gabelli Multimedia Trust Inc. (the “Fund”) was 13.8%, compared with a total return of 7.7% for the Morgan Stanley Capital International (“MSCI”) World Free Index. The total return for the Fund’s publicly traded shares was 16.6%. The Fund’s NAV per share was $9.15, while the price of the publicly traded shares closed at $8.95 on the New York Stock Exchange (“NYSE”). See below for additional performance information.

Enclosed is the schedule of investments as of March 31, 2013.

Comparative Results

Average Annual Returns through March 31, 2013 (a) (Unaudited)

	Quarter	1 Year	5 Year	10 Year	Since Inception (11/15/94)
Gabelli Multimedia Trust Inc.
NAV Total Return (b)	13.80%	25.65%	3.76%	8.54%	8.40%
Investment Total Return (c)	16.59	36.71	6.46	10.48	8.74
Standard & Poor’s 500 Index	10.61	13.96	5.81	8.53	9.03	(d)
MSCI World Free Index	7.74	11.86	2.23	8.88	6.54	(d)
(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The Standard & Poor’s 500 and MSCI World Free Indices are unmanaged indicators of stock market performance. Dividends are considered reinvested except for the MSCI World Free Index. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date, and adjustments for rights offerings and are net of expenses. Since inception return is based on an initial NAV of $7.50.

(c)

Total returns and average annual returns reflect changes in closing market values on the NYSE, reinvestment of distributions, and adjustments for rights offerings. Since inception return is based on an initial offering price of $7.50.

(d)	From November 30, 1994, the date closest to the Fund’s inception for which data is available.

The Gabelli Multimedia Trust Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 97.9%
	DISTRIBUTION COMPANIES — 61.2%
	Broadcasting — 13.4%
10,000	Asahi Broadcasting Corp.	$90,827
69,000	CBS Corp., Cl. A, Voting	3,196,770
6,400	Chubu-Nippon Broadcasting Co. Ltd.	41,132
18,000	Cogeco Inc.	750,406
2,000	Corus Entertainment Inc., Cl. B, New York	51,620
13,000	Corus Entertainment Inc., Cl. B, Toronto	334,774
49,500	Discovery Communications Inc., Cl. A†	3,897,630
52,500	Discovery Communications Inc., Cl. C†	3,650,850
27,500	Fisher Communications Inc.	1,079,100
20,000	Gray Television Inc.†	93,800
81,000	Grupo Radio Centro SAB de CV†	104,271
4,550	Lagardere SCA	167,537
65,500	Liberty Media Corp.†	7,311,765
16,000	LIN TV Corp., Cl. A†	175,840
4,000	M6 Metropole Television SA	62,170
68,566	Media Prima Berhad	54,029
36,000	Nippon Television Network Corp.	532,342
4,650	NRJ Group	34,512
18,000	Pandora Media Inc.†	254,880
3,500	RTL Group SA	257,928
80,000	Salem Communications Corp., Cl. A	634,400
14,000	Sinclair Broadcast Group Inc., Cl. A	283,360
23,000	Societe Television Francaise 1	257,826
68,000	Starz - Liberty Capital†	1,506,200
50,000	Television Broadcasts Ltd.	378,742
90,000	Tokyo Broadcasting System Holdings Inc.	1,386,307
240,000	TV Azteca SA de CV, CPO	170,215
27,000	UTV Media plc	63,589

		26,822,822

	Business Services — 0.1%
1,000	Convergys Corp.	17,030
6,000	Impellam Group plc	37,470
8,000	Monster Worldwide Inc.†	40,560

		95,060

	Cable — 12.8%
47,000	AMC Networks Inc., Cl. A†	2,969,460
190,000	Cablevision Systems Corp., Cl. A	2,842,400
7,500	Charter Communications Inc., Cl. A†	781,350
37,000	Cogeco Cable Inc.	1,661,604
25,000	Comcast Corp., Cl. A	1,050,250
58,000	Comcast Corp., Cl. A, Special	2,297,960
114,690	Rogers Communications Inc., Cl. B, New York	5,856,071
19,310	Rogers Communications Inc., Cl. B, Toronto	986,362
41,000	Scripps Networks Interactive Inc., Cl. A	2,637,940
18,000	Shaw Communications Inc., Cl. B, New York	444,960
78,000	Shaw Communications Inc., Cl. B, Toronto	1,931,860

Shares		Market Value
22,500	Time Warner Cable Inc.	$2,161,350

		25,621,567

	Communications Equipment — 0.0%
6,500	Telenav Inc.†	41,925

	Consumer Services — 3.4%
4,000	Bowlin Travel Centers Inc.†	5,460
18,500	Coinstar Inc.†	1,080,770
3,000	Expedia Inc.	180,030
18,000	H&R Block Inc.	529,560
25,000	IAC/InterActiveCorp.	1,117,000
115,000	Liberty Interactive Corp., Cl. A†	2,458,700
11,872	Liberty Ventures, Cl. A†	897,286
4,000	The ADT Corp.	195,760
15,000	TiVo Inc.†	185,850
8,000	Tree.com Inc.	147,920

		6,798,336

	Diversified Industrial — 0.8%
16,000	Bouygues SA	433,985
3,686	Contax Participacoes SA, Preference	47,608
3,000	Fortune Brands Home & Security Inc.†	112,290
10,000	General Electric Co.	231,200
20,000	Jardine Strategic Holdings Ltd.	791,600
3,000	Malaysian Resources Corp. Berhad	1,405

		1,618,088

	Entertainment — 6.8%
25,000	British Sky Broadcasting Group plc	335,420
5,800	British Sky Broadcasting Group plc, ADR	312,272
285,000	Grupo Televisa SAB, ADR	7,583,850
25,000	Naspers Ltd., Cl. N	1,557,453
5,000	Regal Entertainment Group, Cl. A	83,350
20,000	Societe d’Edition de Canal +	138,953
14,000	Take-Two Interactive Software Inc.†	226,100
58,000	The Madison Square Garden Co., Cl. A†	3,340,800

		13,578,198

	Equipment — 1.7%
14,000	American Tower Corp.	1,076,880
2,000	Amphenol Corp., Cl. A	149,300
122,000	Corning Inc.	1,626,260
2,000	Furukawa Electric Co. Ltd.	4,398
9,000	QUALCOMM Inc.	602,550

		3,459,388

	Financial Services — 0.6%
15,000	BCB Holdings Ltd.†	4,558
32,500	Kinnevik Investment AB, Cl. A	796,971
16,000	Kinnevik Investment AB, Cl. B	387,690
15,000	Waterloo Investment Holdings Ltd.†(a)	912

		1,190,131

See accompanying notes to schedule of investments.

The Gabelli Multimedia Trust Inc.

Schedule of Investments (Continued) — March 31, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	DISTRIBUTION COMPANIES (Continued)
	Food and Beverage — 0.4%
5,000	Beam Inc.	$317,700
3,000	Compass Group plc	38,313
2,994	Pernod-Ricard SA	373,079

		729,092

	Real Estate — 0.0%
5,000	Reading International Inc., Cl. B†	34,950

	Retail — 1.5%
200	Amazon.com Inc.†	53,298
11,000	Barnes & Noble Inc.†	180,950
67,000	Best Buy Co. Inc.	1,484,050
22,000	HSN Inc.	1,206,920

		2,925,218

	Satellite — 7.0%
1,000	Asia Satellite Telecommunications Holdings Ltd.	3,665
28,001	DigitalGlobe Inc.†	809,509
153,000	DIRECTV†	8,661,330
49,000	DISH Network Corp., Cl. A	1,857,100
33,000	EchoStar Corp., Cl. A†	1,286,010
14,000	Iridium Communications Inc.†	84,280
15,900	Loral Space & Communications Inc.	983,892
6,000	PT Indosat Tbk, ADR	200,340
30	SKY Perfect JSAT Holdings Inc.	14,166

		13,900,292

	Telecommunications: Long Distance — 1.4%
12,000	AT&T Inc.	440,280
50,000	Oi SA, ADR	152,000
7,000	Oi SA, Cl. C, ADR	23,520
24,000	Philippine Long Distance Telephone Co., ADR	1,702,560
65,000	Sprint Nextel Corp.†	403,650
1,000	Startec Global Communications Corp.†(a)	2

		2,722,012

	Telecommunications: National — 5.5%
5,000	China Telecom Corp. Ltd., ADR	254,200
5,000	China Unicom Hong Kong Ltd., ADR	67,400
63,000	Deutsche Telekom AG, ADR	666,540
16,000	Elisa Oyj	297,185
3,000	France Telecom SA, ADR	30,480
3,605	Hellenic Telecommunications Organization SA†	21,812
17,000	Level 3 Communications Inc.†	344,930
1,000	Magyar Telekom Telecommunications plc, ADR	8,590
5,000	Nippon Telegraph & Telephone Corp.	217,772
3,000	PT Telekomunikasi Indonesia Persero Tbk, ADR	135,240
6,000	Rostelecom OJSC, ADR	143,100
28,000	Swisscom AG, ADR	1,296,960
6,000	Telecom Argentina SA, ADR	87,060
385,000	Telecom Italia SpA	271,926

Shares		Market Value
17,500	Telefonica Brasil SA, ADR	$466,900
118,026	Telefonica SA, ADR	1,594,531
16,000	Telekom Austria AG	104,989
18,172	TeliaSonera AB	129,753
2,400	Telstra Corp. Ltd., ADR	56,568
27,000	tw telecom inc.†	680,130
55,000	Verizon Communications Inc.	2,703,250
89,000	VimpelCom Ltd., ADR	1,058,210
5,000	Virgin Media Inc.	244,850
3,000	Ziggo BV	105,503

		10,987,879

	Telecommunications: Regional — 2.2%
6,000	Bell Aliant Inc.(b)	158,100
76,000	Cincinnati Bell Inc.†	247,760
29,000	NII Holdings Inc.†	125,570
17,000	Primus Telecommunications Group Inc.	187,850
90,000	Telephone & Data Systems Inc.	1,896,300
5,500	TELUS Corp., New York	380,105
21,000	TELUS Corp., Toronto	1,450,372

		4,446,057

	Wireless Communications — 3.6%
75,000	America Movil SAB de CV, Cl. L, ADR	1,572,000
2,513	Grupo Iusacell SA de CV†(a)	0
240,000	Jasmine International Public Co. Ltd.(a)	53,679
13,500	Millicom International Cellular SA, SDR	1,078,293
4,000	Nextwave Wireless Inc., Escrow†(a)	1,760
900	NTT DoCoMo Inc.	1,334,679
19,000	Orascom Telecom Holding SAE, GDR†(c)	60,420
19,000	Orascom Telecom Media and Technology Holding SAE, GDR(b)	9,120
34,000	SK Telecom Co. Ltd., ADR	607,580
19,000	Telular Corp.	191,140
4,203	Tim Participacoes SA, ADR	91,962
8,000	Turkcell Iletisim Hizmetleri A/S, ADR†	133,120
34,000	United States Cellular Corp.†	1,224,000
30,000	Vodafone Group plc, ADR	852,300

		7,210,053

	TOTAL DISTRIBUTION COMPANIES	122,181,068

	COPYRIGHT/CREATIVITY COMPANIES — 36.7%
	Business Services: Advertising — 1.4%
145,000	Clear Channel Outdoor Holdings Inc., Cl. A†	1,086,050
15,000	Harte-Hanks Inc.	116,850
6,000	Havas SA	37,987
10,000	JC Decaux SA	274,060
4,000	Lamar Advertising Co., Cl. A†	194,440
2,000	Publicis Groupe SA	134,108
66,000	The Interpublic Group of Companies Inc.	859,980
36,000	Tiger Media Inc.†	41,400

		2,744,875

See accompanying notes to schedule of investments.

The Gabelli Multimedia Trust Inc.

Schedule of Investments (Continued) — March 31, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	COPYRIGHT/CREATIVITY COMPANIES (Continued)
	Computer Hardware — 1.0%
4,400	Apple Inc.	$1,947,572

	Computer Software and Services — 9.5%
80,000	Activision Blizzard Inc.	1,165,600
27,000	Blucora Inc.†	417,960
1,500	Blue Nile Inc.†	51,675
55,000	EarthLink Inc.	298,100
60,000	eBay Inc.†	3,253,200
118,000	Electronic Arts Inc.†	2,088,600
57,000	Facebook Inc., Cl. A†	1,458,060
4,300	Google Inc., Cl. A†	3,414,329
50,000	Internap Network Services Corp.†	467,500
10,000	InterXion Holding NV†	242,200
12,000	Microsoft Corp.	343,320
35,000	RealD Inc.†	455,000
400	Rimage Corp.	3,608
227,000	Yahoo! Inc.†	5,341,310
10,000	Zynga Inc., Cl. A†	33,600

		19,034,062

	Consumer Products — 0.3%
1,800	Nintendo Co. Ltd.	194,083
30,000	Nintendo Co. Ltd., ADR†	403,200

		597,283

	Electronics — 0.3%
3,000	IMAX Corp.†	80,190
17,000	Intel Corp.	371,450
3,115	Koninklijke Philips Electronics NV	92,048

		543,688

	Entertainment — 10.5%
15,500	Ascent Capital Group Inc., Cl. A†	1,153,820
18,000	Crown Media Holdings Inc., Cl. A†	36,900
8,000	DreamWorks Animation SKG Inc., Cl. A†	151,680
60,000	GMM Grammy Public Co. Ltd.†	46,713
43,000	Liberty Global Inc., Cl. A†	3,156,200
49,000	Liberty Global Inc., Cl. C†	3,362,870
25,000	Live Nation Entertainment Inc.†	309,250
3,000	Rovi Corp.†	64,230
17,000	STV Group plc†	32,741
11,000	The Walt Disney Co.	624,800
50,000	Time Warner Inc.	2,881,000
124,000	Universal Entertainment Corp.	2,464,588
56,000	Viacom Inc., Cl. A	3,531,360
140,000	Vivendi SA	2,891,991
14,000	World Wrestling Entertainment Inc., Cl. A	123,480

		20,831,623

	Hotels and Gaming — 8.5%
152,000	Boyd Gaming Corp.†	1,257,040

Shares		Market Value
4,200	Greek Organization of Football Prognostics SA	$33,164
2,000	Hyatt Hotels Corp., Cl. A†	86,460
68,500	International Game Technology	1,130,250
15,000	Interval Leisure Group Inc.	326,100
570,000	Ladbrokes plc	1,955,632
44,000	Las Vegas Sands Corp.	2,479,400
90,000	Mandarin Oriental International Ltd.	145,800
60,000	Melco Crown Entertainment Ltd., ADR†	1,400,400
25,000	MGM China Holdings Ltd.	53,462
12,500	Penn National Gaming Inc.†	680,375
93,931	Ryman Hospitality Properties Inc.	4,297,343
6,600	Starwood Hotels & Resorts Worldwide Inc.	420,618
22,000	Wynn Resorts Ltd.	2,753,520

		17,019,564

	Publishing — 5.2%
15,000	AH Belo Corp., Cl. A	87,600
20,000	Arnoldo Mondadori Editore SpA†	23,971
70,000	Belo Corp., Cl. A	688,100
2,833	Golden Books Family Entertainment Inc.†(a)	0
30,000	Il Sole 24 Ore SpA†	19,132
800	John Wiley & Sons Inc., Cl. B	31,208
10,000	Media General Inc., Cl. A†	59,400
11,500	Meredith Corp.	439,990
5,263	Nation International Edutainment Public Co. Ltd.	1,671
1,000,000	Nation Multimedia Group Public Co. Ltd.†(a)	59,758
145,000	News Corp., Cl. A	4,425,400
42,000	News Corp., Cl. B	1,291,920
13,000	Nielsen Holdings NV	465,660
974,000	Post Publishing Public Co. Ltd., Cl. F(a)	191,241
1,000	Scholastic Corp.	26,650
247,000	Singapore Press Holdings Ltd.	892,135
600	Spir Communication†	10,083
10,000	Telegraaf Media Groep NV	116,649
6,000	The E.W. Scripps Co., Cl. A†	72,180
22,500	The McGraw-Hill Companies Inc.	1,171,800
3,500	Tribune Co.†	198,975
9,091	UBM plc	97,315
3,000	Wolters Kluwer NV	65,509

		10,436,347

	TOTAL COPYRIGHT/CREATIVITY COMPANIES	73,155,014

	TOTAL COMMON STOCKS	195,336,082

	RIGHTS — 0.0%
	Publishing — 0.0%
5,263	Nation International Edutaiment Public Co. Ltd., expire 07/08/13†(a)	981
1,000,000	Nation Multimedia Group Public Co. Ltd., expire 06/14/13†(a)	47,113

		48,094

	TOTAL RIGHTS	48,094

See accompanying notes to schedule of investments.

The Gabelli Multimedia Trust Inc.

Schedule of Investments (Continued) — March 31, 2013 (Unaudited)

Shares		Market Value
	WARRANTS — 0.0%
	Broadcasting — 0.0%
10,244	Media Prima Berhad, expire 12/31/14†	$1,952

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 2.1%
$4,215,000	U.S. Treasury Bills, 0.050% to 0.150%††, 04/18/13 to 08/29/13	4,214,452

	TOTAL INVESTMENTS — 100.0% (Cost $111,980,285)	$199,600,580

	Aggregate tax cost	$115,412,096

	Gross unrealized appreciation	$95,078,405
	Gross unrealized depreciation	(10,889,921)

	Net unrealized appreciation/depreciation	$84,188,484

Notional Amount		Termination Date	Unrealized Depreciation
$10,000,000	Interest Rate Swap Agreement(d)	04/04/13	$(28,585)

(a)

Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At March 31, 2013, the market value of fair valued securities amounted to $355,446 or 0.18% of total investments.

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the market value of Rule 144A securities amounted to $167,220 or 0.08% of total investments.

(c)

Security purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2013, the market value of the Regulation S security amounted to $60,420 or 0.03% of total investments, which was valued under methods approved by the Board of Directors as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	03/31/13 Carrying Value Per Unit
19,000	Orascom Telecom Holding SAE, GDR	11/16/09	$75,678	$3.1800
(d)	At March 31, 2013, the Fund has an interest rate swap agreement with Citibank N.A.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CPO	Ordinary Participation Certificate
GDR	Global Depositary Receipt
OJSC	Open Joint Stock Company
SDR	Swedish Depositary Receipt

Geographic Diversification	%of Total Investments	Market Value
North America	78.1%	$155,812,346
Europe	9.0	17,983,256
Latin America	5.2	10,357,406
Asia/Pacific	3.6	7,136,173
Japan	3.3	6,683,494
South Africa	0.8	1,557,453
Africa/Middle East	0.0	70,452

Total Investments	100.0%	$199,600,580

See accompanying notes to schedule of investments.

The Gabelli Multimedia Trust Inc.

Notes to Schedule of Investments (Unaudited)

The Fund’s schedule of investments is prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

The Gabelli Multimedia Trust Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of March 31, 2013 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 3/31/13
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Distribution Companies
Financial Services	$ 1,189,219	—	$ 912	$ 1,190,131
Telecommunications: Long Distance	2,722,010		2	2,722,012
Wireless Communications	7,154,614		55,439	7,210,053
Other Industries (a)	111,058,872		—	111,058,872
Copyright/Creativity Companies
Publishing	10,436,347	—	0	10,436,347
Other Industries (a)	62,718,667		—	62,718,667
Total Common Stocks	195,279,729	—	56,353	195,336,082
Rights (a)	—	$ 48,094	—	48,094
Warrants (a)	1,952	—	—	1,952
U.S. Government Obligations	—	4,214,452	—	4,214,452
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$195,281,681	$4,262,546	$56,353	$199,600,580
OTHER FINANCIAL INSTRUMENTS:
LIABILITIES (Unrealized Depreciation):*
INTEREST RATE CONTRACT:
Interest Rate Swap Agreement	—	$ (28,585)	—	$ (28,585)

(a)	Please refer to the Schedule of Investments (“SOI”) for the industry classifications of these portfolio holdings.
*	Other financial instruments are derivatives reflected in the SOI, such as futures, forwards, and swaps, which are valued at the unrealized appreciation/depreciation of the instrument.

The Fund did not have transfers between Level 1 and Level 2 during the period ended March 31, 2013. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are

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Notes to Schedule of Investments (Unaudited) (Continued)

not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of hedging or protecting its exposure to interest rate movements and movements in the securities markets, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at March 31, 2013, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into interest rate swap or cap transactions for the purposes of hedging or protecting its exposure to interest rate movements and movements in the securities markets. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an interest rate swap, the Fund would agree to pay periodically to the counterparty a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund periodically a variable rate payment that is intended to approximate the Fund’s variable rate payment obligation on the Series C Auction Rate Cumulative Preferred Stock (“Series C Stock”). Interest rate swaps transactions introduce additional risk because the Fund would remain obligated to pay preferred stock dividends when due in accordance with the Articles Supplementary even if the counterparty defaulted. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at the time

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Notes to Schedule of Investments (Unaudited) (Continued)

a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

The Fund has entered into an interest rate swap agreement with Citibank N.A. Under the agreement, the Fund receives a floating rate of interest and pays a respective fixed rate of interest on the notional value of the swap. Details of the swap at March 31, 2013 are reflected within the Schedule of Investments and further details are as follows:

Notional Amount	Fixed Rate	Floating Rate* (rate reset monthly)	Termination Date	Net Unrealized Depreciation
$10,000,000	4.32000%	0.20370%	4/04/13	$(28,585)

*	Based on LIBOR (London Interbank Offered Rate).

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (“CFTC”). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. Due to the recent amendments to Rule 4.5 under the CEA, certain trading restrictions are now applicable to the Fund as of January 1, 2013. These trading restrictions permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future, the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized

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Notes to Schedule of Investments (Unaudited) (Continued)

appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held as of March 31, 2013, refer to the Schedule of Investments.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

At December 31, 2012, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. In addition, these losses must be utilitzed prior to the losses incurred in pre-enactment taxable years. As a result of the rule, post-enactment capital losses that are carried forward will retain their character as either short term or long term capital losses rather than being considered all short term as under previous law. $8,773,147 of capital loss carryforwards are available through 2017.

THE GABELLI MULTIMEDIA TRUST INC.

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman and Chief Executive Officer of GAMCO Investors, Inc. that he founded in 1976 and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia University Graduate School of Business, and an Honorary Doctorate Degree from Roger Williams University in Rhode Island.

Christopher J. Marangi joined G.research, Inc. in 2003 as a research analyst and currently leads the digital research sector team. He also serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College, and holds an MBS with honors from Columbia School of Business.

Lawrence J. Haverty, Jr., CFA, joined GAMCO Investors, Inc. in 2005 and currently is a portfolio manager of Gabelli Funds, LLC and the Fund. Mr. Haverty was previously a managing director for consumer discretionary research at State Street Research, the Boston based subsidiary of Metropolitan Life Insurance Company. He holds a BS from the Wharton School and a MA from the Graduate School of Arts and Sciences at the University of Pennsylvania, where he was a Ford Foundation Fellow.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGGTX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 5% or more from the net asset value of the shares. The Fund may also from time to time purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI MULTIMEDIA TRUST INC. One Corporate Center Rye, New York 10580-1422 t 800-GABELLI (800-422-3554) f 914-921-5118 e info@gabelli.com GABELLI.com

DIRECTORS

Mario J. Gabelli, CFA

Chairman &

Chief Executive Officer,

GAMCO Investors, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Gregory R. Dube

Managing Member,

Roseheart Associates, LLC

Frank J. Fahrenkopf, Jr.

President &

Chief Executive Officer,

American Gaming Association

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus,

Pace University

Werner J. Roeder, MD

Medical Director,

Lawrence Hospital

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President &

Acting Chief Compliance Officer

Agnes Mullady

Treasurer & Secretary

Carter W. Austin

Vice President & Ombudsman

Laurissa M. Martire

Vice President

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

State Street Bank and Trust

Company

COUNSEL

Paul Hastings LLP

TRANSFER AGENT AND REGISTRAR

Computershare Trust Company, N.A.

GGT Q1/2013

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Multimedia Trust Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	5/28/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	5/28/2013

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	5/28/2013

* Print the name and title of each signing officer under his or her signature.